UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

HSBC OPPORTUNITY FUND
Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Affiliated Portfolio — 100.0%
	Shares	Value ($)
HSBC Opportunity Portfolio		202,360,980

TOTAL INVESTMENT SECURITIES - 100.0%		202,360,980

Percentages indicated are based on net assets of $202,313,538.

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Common Stocks — 96.0%
	Shares	Value ($)
Aerospace & Defense — 2.5%
BE Aerospace, Inc. (a)	37,190	2,169,293
KLX, Inc. (a)	14,120	555,057
TransDigm Group, Inc.	13,475	2,769,517
		5,493,867
Airlines — 1.1%
JetBlue Airways Corp. (a)	109,760	1,842,871
Virgin America, Inc. (a)	17,630	591,310
		2,434,181
Banks — 1.7%
First Republic Bank	74,940	3,815,945

Biotechnology — 5.7%
Aegerion Pharmaceuticals, Inc. (a)	99,640	2,313,641
ARIAD Pharmaceuticals, Inc. (a)	303,490	1,957,511
Medivation, Inc. (a)	31,640	3,443,064
PTC Therapeutics, Inc. (a)	47,075	2,584,888
United Therapeutics Corp. (a)	15,530	2,191,749
		12,490,853
Building Products — 1.0%
Lennox International, Inc.	22,540	2,215,907

Capital Markets — 2.8%
Affiliated Managers Group, Inc. (a)	10,965	2,253,527
Raymond James Financial, Inc.	72,260	3,802,321
		6,055,848
Chemicals — 4.1%
Huntsman Corp.	130,860	2,873,686
PolyOne Corp.	63,680	2,266,371
RPM, Inc.	80,840	3,869,002
		9,009,059
Communications Equipment — 3.3%
Aruba Networks, Inc. (a)	130,880	2,169,990
Palo Alto Networks, Inc. (a)	40,050	5,061,920
		7,231,910
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	13,985	1,506,744

Containers & Packaging — 1.9%
Packaging Corp. of America	55,740	4,227,879

Diversified Consumer Services — 1.8%
Nord Anglia Education, Inc. (a)	39,680	795,187
Service Corp. International	136,490	3,088,769
		3,883,956
Diversified Financial Services — 1.0%
CBOE Holdings, Inc.	33,960	2,189,401

Electrical Equipment — 0.2%
Hubbell, Inc., Class B	4,860	515,354

Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	99,580	2,507,424

Energy Equipment & Services — 0.9%
Rowan Cos. plc, Class A	98,190	2,073,773

Health Care Equipment & Supplies — 4.5%
Align Technology, Inc. (a)	66,810	3,544,270
DENTSPLY International, Inc.	32,285	1,615,057
Spectranetics Corp. (a)	63,770	2,085,917
Wright Medical Group, Inc. (a)	110,650	2,700,967
		9,946,211
Health Care Providers & Services — 5.5%
Brookdale Senior Living, Inc. (a)	99,670	3,363,863
Community Health Systems, Inc. (a)	94,780	4,461,294
MWI Veterinary Supply, Inc. (a)	22,150	4,201,191
		12,026,348
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	250,180	2,979,644

Hotels, Restaurants & Leisure — 3.8%
Jack in the Box, Inc.	45,400	3,849,466
The Wendy's Co.	212,640	2,241,226
Vail Resorts, Inc.	25,100	2,202,776
		8,293,468
Household Durables — 5.9%
Harman International Industries, Inc.	20,260	2,626,304
Jarden Corp. (a)	96,132	4,616,258
Pulte Group, Inc.	156,790	3,228,306
Tempur Sealy International, Inc. (a)	47,800	2,630,434
		13,101,302
Internet Software & Services — 3.2%
Costar Group, Inc. (a)	18,545	3,421,738
Pandora Media, Inc. (a)	88,410	1,467,606
Rackspace Hosting, Inc. (a)	47,840	2,150,886
		7,040,230
IT Services — 3.4%
Genpact Ltd. (a)	117,390	2,356,017
Total System Services, Inc.	79,000	2,794,230
VeriFone Systems, Inc. (a)	75,580	2,372,456
		7,522,703
Life Sciences Tools & Services — 1.9%
Mettler-Toledo International, Inc. (a)	13,740	4,176,273

Machinery — 2.6%
The Timken Co.	99,790	3,793,018
WABCO Holdings, Inc. (a)	19,560	1,861,525
		5,654,543
Media — 1.5%
Nexstar Broadcasting Group, Inc., Class A	65,700	3,278,102

Metals & Mining — 0.5%
TimkenSteel Corp.	40,140	1,083,780

Oil, Gas & Consumable Fuels — 4.2%
CONSOL Energy, Inc.	107,420	3,109,809
Denbury Resources, Inc.	206,530	1,425,057
Tesoro Corp.	58,600	4,789,378
		9,324,244
Pharmaceuticals — 4.0%
Jazz Pharmaceuticals plc (a)	33,910	5,742,319
Salix Pharmaceuticals Ltd. (a)	23,070	3,106,837
		8,849,156
Professional Services — 3.2%
IHS, Inc., Class A (a)	30,360	3,495,347
Robert Half International, Inc.	61,370	3,563,142
		7,058,489
Real Estate Investment Trusts (REITs) — 1.5%
Starwood Property Trust, Inc.	137,410	3,288,221

Common Stocks, continued
	Shares	Value ($)
Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	22,375	3,290,915

Road & Rail — 2.0%
Genesee & Wyoming, Inc. (a)	53,890	4,443,231

Semiconductors & Semiconductor Equipment — 2.2%
Cirrus Logic, Inc. (a)	24,240	642,360
Marvell Technology Group Ltd.	38,290	593,112
On Semiconductor Corp. (a)	343,580	3,439,236
		4,674,708
Software — 5.6%
Fortinet, Inc. (a)	76,780	2,295,338
Informatica Corp. (a)	26,490	1,104,236
QLIK Technologies, Inc. (a)	92,750	2,634,100
ServiceNow, Inc. (a)	58,320	4,251,527
Solarwinds, Inc. (a)	44,110	2,123,897
		12,409,098
Specialty Retail — 7.4%
Asbury Automotive Group, Inc. (a)	31,280	2,321,289
Restoration Hardware Holdings, Inc. (a)	40,790	3,570,349
Signet Jewelers Ltd.	28,150	3,409,247
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	31,560	4,164,025
Williams-Sonoma, Inc.	35,894	2,808,706
		16,273,616
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	11,840	782,032

TOTAL COMMON STOCKS
(COST $186,206,617)		211,148,415

Investment Company — 4.6%

Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	10,092,775	10,092,775
TOTAL INVESTMENT COMPANY
(Cost $10,092,775)		10,092,775
TOTAL INVESTMENT SECURITIES
(Cost $196,299,392) — 100.6%		221,241,190
____________________

Percentages indicated are based on net assets of $219,836,655.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments	January 31, 2015
(Unaudited)

1. Organization:

The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of one operational fund, which is a diversified series of the HSBC Family of Funds which also includes the HSBC Portfolios (the “Portfolios Trust”) and the HSBC Funds (collectively the “Trusts”). The Advisor Trust contains the following fund (“Feeder Fund”):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund

Schedule of Portfolio Investments (the “Schedule”) for all other funds of the Trusts are published separately.

The HSBC Opportunity Portfolio (“Portfolio”) is a diversified series of the Portfolios Trust. The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio operates as a master fund in a master-feeder arrangement, in which other funds invest all or part of their investable assets in the Portfolio. The Portfolio also receives investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Opportunity Fund utilizes the master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (as defined below):

		Proportionate Ownership
		Interest on
Feeder Fund	Portfolio	January 31, 2015
Opportunity Fund	HSBC Opportunity Portfolio	92.5%

The Portfolio’s Schedule is published separately and should be read in conjunction with the Schedule of the Feeder Fund.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Opportunity Fund and the Portfolio in the preparation of their Schedules. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of Schedules require management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

The Opportunity Fund and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Opportunity Fund

The Opportunity Fund records investments into the Portfolio on a trade date basis.

B. Portfolio

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

3. Investment Valuation Summary:

The valuation techniques employed by the Opportunity Fund and the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Opportunity Fund’s and the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Opportunity Fund’s and Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Opportunity Fund and the Portfolio determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Opportunity Fund

The Opportunity Fund records its investments in the Portfolio at fair value, which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values (“NAV’s”), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolios Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

For the quarter ended January 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of January 31, 2015 in valuing the Opportunity Fund’s and Portfolio’s investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investment for the Portfolio:

Opportunity Fund (Advisor)
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	202,360,980	–	202,360,980
Total Investment Securities	–	202,360,980	–	202,360,980

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	211,148,415	–	–	211,148,415
Investment Company	10,092,775	–	–	10,092,775
Total Investment Securities	221,241,190	–	–	221,241,190

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.

4. Federal Income Tax Information:

At January 31, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation)($)
Opportunity Portfolio	197,642,300	35,033,225	(11,434,335)	23,598,890

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	March 24, 2015